Investment in Cauchari-Olaroz Project (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Summary of Loans to Joint Operation

The Company has entered into loan agreements with Minera Exar and Exar Capital to fund the construction of Cauchari-Olaroz.

8.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

Changes in the loans’ balances are summarized below.

$
Loans to Exar Capital, as at December 31, 2021	70,856
Remeasurement due to extinguishment of the loans to Exar Capital	54,991
Loans to Exar Capital	79,674
Accrued interest	17,601
Loans to Exar Capital, as at December 31, 2022	223,122
Loans to Exar Capital	64,680
Accrued interest	33,067
Loans to Exar Capital, as at December 31, 2023	320,869

Schedule of Investment in Cauchari-Olaroz Project

Changes in the Investment in Cauchari-Olaroz Project are summarized below:

$
Investment in Cauchari-Olaroz Project, as at December 31, 2021	156,281
Remeasurement due to extinguishment of the loans to Exar Capital	(34,637)
Contribution to Investment in Cauchari-Olaroz Project	3,138
Share of loss of Cauchari-Olaroz Project	(57,016)
Elimination of capitalized intercompany interest	(26,259)
Investment in Cauchari-Olaroz Project, as at December 31, 2022	41,507
Contribution to Investment in Cauchari-Olaroz Project	1,863
Share of income of Cauchari-Olaroz Project	53,555
Elimination of capitalized intercompany interest	(37,344)
Investment in Cauchari-Olaroz Project, as at December 31, 2023	59,581

Schedule of Reconciliation of the Summarized Financial Information For Minera Exar and Exar Capital to Carrying Value

The following provides a reconciliation of the summarized financial information for Minera Exar and Exar Capital to carrying value:

	Minera Exar	Exar Capital
	$	$
Net assets, December 31, 2023	244,751	73,724
Company's share of net assets	109,648	36,125
Elimination of capitalized intercompany interest	(96,682)	-
Expenditures incurred by the Company in connection to the investee	10,490	-
Carrying value	23,456	36,125

Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following are the amounts presented in the financial statements of Minera Exar on a 100% basis as amended to reflect the Company’s accounting policies.

	December 31, 2023	December 31, 2022
	$	$
Current assets
Cash and cash equivalents	49	3,075
Inventories	220,507	-
Other current assets	12,855	11,357
Total current assets	233,411	14,432
Non-current assets	1,327,284	1,200,485
Current liabilities - third-party loans	(314,109)	(50,000)
Current liabilities - loans from Exar Capital	(328,569)	-
Current liabilities - other	(86,802)	(63,970)
Non-current liabilities - third-party loans	(36,242)	(30,040)
Non-current liabilities - loans from Exar Capital	(544,526)	(949,679)
Non-current liabilities - other	(5,696)	(6,019)
Net assets	244,751	115,209

8.
INVESTMENT IN CAUCHARI-OLAROZ PROJECT (continued)

	Years ended December 31,
	2023	2022
	$	$
Sales	34,521	-
Cost of sales	(27,799)	-
	6,722	-
Selling and distribution expenses	(1,773)	-
Administrative expenses	(3,928)	-
Other income/(loss)	253,108	(207,148)
Deferred tax (expense)/recovery	(124,586)	75,280
Net income/(loss)	129,543	(131,868)

Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following are the amounts presented in the financial statements of Exar Capital on a 100% basis.

	December 31, 2023	December 31, 2022
	$	$
Current assets
Cash and cash equivalents	379	1,180
Restricted cash used as collateral under letters of credit	83,093	15,668
Other current assets	29,299	16,589
Total current assets	112,771	33,437
Non-current assets - loans advanced to Minera Exar	743,841	617,279
Current liabilities - loans from Lithium Argentina and Ganfeng	(775,645)	(563,652)
Other current liabilities	(7,243)	(4,197)
Net assets	73,724	82,867

Loans from Lithium Argentina and Ganfeng are presented as current liabilities in the financial statements of Exar Capital. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Argentina and Ganfeng. As at December 31, 2023, loans of $83,930 are due in Q4 2025, $155,699 between 2026 and 2027, $536,016 between 2028 and 2030.

	Years ended December 31,
	2023	2022
	$	$
Interest income on loans from Exar Capital	83,357	58,614
Other income	2,561	-
Interest expense	(80,027)	(47,057)
Withholding tax expense	(13,969)	(7,034)
General and administrative expenses	(1,064)	(319)
Net (loss)/ income	(9,142)	4,204